Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies
Commitments and Contingencies

Note 12 – Commitments and Contingencies

Indemnification

In accordance with its Certificate of Incorporation, amended and restated bylaws and indemnification agreements, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. The Company has director and officer insurance to address such claims. The Company also provides indemnification of contractual counterparties in certain situations, including without limitation to clinical sites, service providers and licensors.

Leases

The Company leases office space under an agreement classified as operating leases that expires in October 2026. On June 28, 2024, the Company terminated the lease of its Mercantile Center Facility for a termination fee of $40,000. The Company’s lease liabilities result from the lease of its Plantation Street Facility, which expires in 2026. Such leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Certain of the Company’s leases include renewal options and escalation clauses; renewal options have not been included in the calculation of the lease liabilities and right of use assets as the Company is not reasonably certain to exercise the options. The Company does not act as a lessor or have any leases classified as financing leases.

During the second quarter of fiscal year 2024, the Company identified triggering events that required an impairment of the asset group consisting of the right-of-use asset and associated leasehold improvements. The assessment concluded that impairment existed, and the impairment loss was allocated to the leasehold improvements and right-of-use assets based on the relative carrying amounts of the assets (see Note 6). As of September 30, 2024, the Company had operating lease liabilities of $1.0 million and right of use assets of $0.1 million, which were included in the Unaudited Balance Sheet. At December 31, 2023, the Company had operating lease liabilities of $2.5 million and right of use assets of $1.6 million, which were included in the Unaudited Balance Sheet.

The following summarizes quantitative information about the Company’s operating leases:

	For the Nine Months Ended
	September 30,	September 30,
($ in thousands)	2024	2023
Lease cost
Operating lease cost	$113	$592
Variable lease cost	149	544
Total	$262	$1,136

	For the Nine Months Ended
	September 30,	September 30,
($ in thousands)	2024	2023
Operating cash flows from operating leases	$406	$395
Gain on lease modification	$314	$220
Weighted-average remaining lease term – operating leases	2.0	4.7
Weighted-average discount rate – operating leases	9.0%	9.1%

Maturities of our operating leases, excluding short-term leases, are as follows:

($ in thousands)	Future Lease Liability
Three months ended December 31, 2024	$127
Year ended December 31, 2025	516
Year ended December 31, 2026	439
Total	1,082
Less present value discount	(99)
Operating lease liabilities	$983

Note 7 - Commitments and Contingencies

Leases

On June 14, 2022, the Company entered into a sublease agreement with The Paul Revere Life Insurance Company. Pursuant to the terms of the sublease lease agreement, the Company agreed to lease 26,503 square feet, located at 1 Mercantile Street, Worcester, MA (the “Mercantile Street Facility”), through January 2030. The Company recorded a right of use asset and related operating lease liability of $2.2 million on the Balance Sheet at the lease inception.

On July 18, 2023, the Company executed, with a retroactive Effective Date of June 15, 2023, a Third Amendment to Sublease (the “Third Amendment”), with the Paul Revere Life Insurance Company, pursuant to which the Company relocated from the 26,503 square feet of rentable space on the fourth floor of the Mercantile Center to 11,916 square feet of rentable space on the second floor of the Mercantile Center. As a result of the modification, the Company recorded an adjustment to its right of use asset and related operating lease liability of $1.0 million and $1.2 million, respectively, and $0.2 million gain on the modification of the sublease, which is recorded in Other Income in the Statements of Operations. The Company does not yet occupy the Mercantile Street Facility.

On October 27, 2017, the Company entered into a lease agreement with WCS - 377 Plantation Street, Inc., a Massachusetts nonprofit corporation. Pursuant to the terms of the lease agreement, the Company agreed to lease 27,043 square feet from the landlord, located at 377 Plantation Street in Worcester, MA (the “Plantation Street Facility”), through November 2026, subject to additional extensions at the Company’s option. Base rent, net of abatements of $0.6 million over the lease term, totals approximately $3.6 million, on a triple-net basis.

The terms of the lease also require that the Company post an initial security deposit of $0.8 million, in the form of $0.5 million letter of credit and $0.3 million in cash, which increased to $1.3 million ($1.0 million letter of credit, $0.3 million in cash) on November 1, 2019. After the fifth lease year, the letter of credit obligation is subject to reduction. In January 2023, the letter of credit was reduced to $0.8 million.

The Plantation Street Facility began operations for the production of personalized CAR T and gene therapies in 2018.

The Company leases office space and copiers under agreements classified as operating leases that expire on various dates through 2030. The Company’s lease liabilities result from the lease of its facilities in Massachusetts, which expire in 2030 and 2026, for the Mercantile Street Facility and Plantation Street Facility, respectively, and its copiers, which expire in 2024. Such leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Certain of the Company’s leases include renewal options and escalation clauses; renewal options have not been included in the calculation of the lease liabilities and right of use assets as the Company is not reasonably certain to exercise the options. The Company does not act as a lessor or have any leases classified as financing leases. At December 31, 2023, the Company had operating lease liabilities of $2.5 million and right of use assets of $1.6 million, which were included in the Balance Sheet. At December 31, 2022, the Company had operating lease liabilities of $3.9 million and right of use assets of $2.9 million, which were included in the Balance Sheet.

The following summarizes quantitative information about the Company’s operating leases:

	For the Year Ended
	December 31,	December 31,
($ in thousands)	2023	2022
Lease cost
Operating lease cost	$439	$565
Variable lease cost	467	488
Total	$906	$1,053

	For the Year Ended
	December 31,	December 31,
($ in thousands)	2023	2022
Operating cash flows from operating leases	$529	$485
Gain on lease modification	$220	$—
Weighted-average remaining lease term – operating leases	4.5	5.9
Weighted-average discount rate – operating leases	9.1%	9.1%

Maturities of our operating leases, excluding short-term leases, are as follows:

($ in thousands)
Year ended December 31, 2024	$723
Year ended December 31, 2025	774
Year ended December 31, 2026	703
Year ended December 31, 2027	269
Year ended December 31, 2028	274
Thereafter	303
Total	3,046
Less present value discount	(548)
Operating lease liabilities	$2,498